Parametric
Tax-Managed International Equity Fund
July 31, 2022 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $38,322,920 and the Fund owned 56.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Australia — 9.3%
AGL Energy, Ltd.(1)	18,829	$ 110,897
Altium, Ltd.	2,652	58,564
Ampol, Ltd.	7,108	168,399
Ansell, Ltd.	1,409	25,869
APA Group	24,888	204,065
ASX, Ltd.(1)	1,525	94,786
Atlassian Corp. PLC, Class A(2)	1,600	334,912
Aurizon Holdings, Ltd.	14,009	39,650
Australia and New Zealand Banking Group, Ltd.	2,177	35,183
Beach Energy, Ltd.	59,556	76,751
BHP Group, Ltd.	8,183	223,931
Brambles, Ltd.	17,422	140,224
carsales.com, Ltd.	5,155	75,151
Charter Hall Long Wale REIT	6,388	20,489
Charter Hall Retail REIT	6,757	20,001
Cleanaway Waste Management, Ltd.	15,558	29,972
Coles Group, Ltd.	12,714	167,448
Commonwealth Bank of Australia	4,049	287,549
Cromwell Property Group	20,061	11,859
CSL, Ltd.	2,517	512,504
Dexus	13,975	93,912
Domino's Pizza Enterprises, Ltd.(1)	933	47,704
Elders, Ltd.	3,009	23,910
EVENT Hospitality and Entertainment, Ltd.(2)	2,551	25,516
Goodman Group	12,811	187,490
GPT Group (The)	22,015	70,827
GWA Group, Ltd.	11,241	16,394
Hansen Technologies, Ltd.(1)	14,633	58,645
Harvey Norman Holdings, Ltd.(1)	17,000	49,608
IDP Education, Ltd.(1)	3,186	64,102
IPH, Ltd.	4,980	30,743
IRESS, Ltd.	3,720	29,831
JB Hi-Fi, Ltd.(1)	1,878	55,608
Lendlease Corp., Ltd.(1)	9,400	68,100
Lottery Corp., Ltd. (The)(1)(2)	26,454	83,915
Medibank Pvt., Ltd.	16,474	39,612
Metcash, Ltd.(1)	11,800	34,396
Mirvac Group	41,842	63,390
Newcrest Mining, Ltd.	2,354	31,723
NEXTDC, Ltd.(1)(2)	5,120	42,622
Nine Entertainment Co. Holdings, Ltd.	46,592	67,976
Northern Star Resources, Ltd.	3,606	19,817
Orica, Ltd.	4,147	49,151
Qube Holdings, Ltd.	28,277	55,002
Security	Shares	Value
Australia (continued)
REA Group, Ltd.(1)	1,183	$ 104,369
Reece, Ltd.(1)	3,969	42,866
Rio Tinto, Ltd.	2,262	156,722
Shopping Centres Australasia Property Group	20,523	42,831
Sonic Healthcare, Ltd.	2,770	66,706
Suncorp Group, Ltd.	10,185	80,434
Tabcorp Holdings, Ltd.	26,454	18,454
Technology One, Ltd.	10,774	89,395
Telstra Corp., Ltd.	78,759	215,249
TPG Telecom, Ltd.(1)	20,255	90,379
Transurban Group	22,607	231,082
Washington H. Soul Pattinson & Co., Ltd.(1)	6,497	117,626
Waypoint REIT, Ltd.	9,833	18,113
Wesfarmers, Ltd.	7,953	260,584
Westpac Banking Corp.	3,483	52,743
Whitehaven Coal, Ltd.	32,210	141,817
Woodside Energy Group, Ltd.	10,133	228,808
Woolworths Group, Ltd.	14,196	373,484
Worley, Ltd.	4,927	49,725
		$ 6,329,585
Austria — 1.1%
ams-OSRAM AG(2)	3,049	$ 25,168
ANDRITZ AG	1,698	79,449
AT&S Austria Technologie & Systemtechnik AG	704	35,175
BAWAG Group AG(3)	822	37,952
CA Immobilien Anlagen AG	2,850	93,024
Erste Group Bank AG	2,269	57,525
Immofinanz AG	1,241	0
Kontron AG	1,191	17,746
Lenzing AG	466	37,605
Mayr Melnhof Karton AG	125	19,972
Oesterreichische Post AG	768	22,131
OMV AG	2,018	85,946
PIERER Mobility AG	420	27,521
Telekom Austria AG	8,000	49,571
Verbund AG	1,229	135,148
voestalpine AG	1,029	23,170
		$ 747,103
Belgium — 2.2%
Ackermans & van Haaren NV	831	$ 122,158
Ageas S.A./NV	1,164	50,803
Anheuser-Busch InBev S.A./NV	2,419	129,581
Cofinimmo S.A.	488	54,919
Deceuninck NV	12,470	32,316

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
D'Ieteren Group	881	$ 144,595
Econocom Group S.A./NV	10,730	36,504
Elia Group S.A./NV	938	142,399
Etablissements Franz Colruyt NV	478	13,216
Euronav NV	5,526	75,451
EVS Broadcast Equipment S.A.	1,740	39,381
Fagron	1,130	17,236
Groupe Bruxelles Lambert S.A.	459	40,628
KBC Group NV	340	17,808
Melexis NV	909	77,995
Montea NV	196	19,821
Proximus SADP	9,427	130,630
Shurgard Self Storage S.A.	370	19,085
Sofina S.A.	150	35,128
Solvay S.A.	537	47,166
UCB S.A.	1,600	125,022
Umicore S.A.	2,338	84,688
VGP NV	165	28,980
		$ 1,485,510
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	13	$ 34,827
AP Moller - Maersk A/S, Class B(1)	18	49,146
Bakkafrost P/F	532	37,089
Carlsberg A/S, Class B	904	116,925
Chr. Hansen Holding A/S	934	61,133
Coloplast A/S, Class B	178	20,833
Drilling Co. of 1972 A/S (The)(2)	483	22,922
DSV A/S	522	87,957
Jyske Bank A/S(2)	586	30,669
Netcompany Group A/S(2)(3)	252	14,131
Novo Nordisk A/S, Class B	2,404	280,003
Novozymes A/S, Class B	1,992	127,249
Orsted A/S(3)	1,991	231,786
Pandora A/S(1)	1,497	111,215
Ringkjoebing Landbobank A/S	652	73,215
Scandinavian Tobacco Group A/S(3)	1,702	32,597
SimCorp A/S	792	59,114
Sydbank A/S	1,310	40,229
Topdanmark A/S	972	47,389
Tryg A/S	1,584	36,117
		$ 1,514,546
Finland — 2.3%
Elisa Oyj	2,351	$ 130,022
Fortum Oyj	7,644	85,799
Security	Shares	Value
Finland (continued)
Kemira Oyj	2,727	$ 34,625
Kesko Oyj, Class B	4,942	122,231
Kojamo Oyj	3,939	70,269
Kone Oyj, Class B	1,969	89,986
Neste Oyj	4,468	229,750
Nokia Oyj	23,544	122,631
Nokian Renkaat Oyj	5,452	64,485
Nordea Bank Abp	13,924	137,290
Orion Oyj, Class B	3,636	173,574
TietoEVRY Oyj	956	26,003
Tokmanni Group Corp.	7,427	97,697
UPM-Kymmene Oyj	3,680	116,619
Valmet Oyj	1,377	38,318
		$ 1,539,299
France — 9.0%
Air Liquide S.A.	5,299	$ 728,519
Albioma S.A.	1,781	90,835
Alstom S.A.(1)	840	19,963
Altarea SCA	326	48,346
Amundi S.A.(3)	792	43,002
Atos SE(2)	4,916	60,607
AXA S.A.	8,332	191,990
BNP Paribas S.A.	940	44,413
Bollore SE	13,714	69,240
Bouygues S.A.	1,100	33,253
Carrefour S.A.	5,094	86,812
Cie Generale des Etablissements Michelin SCA	2,492	69,738
Credit Agricole S.A.	7,839	72,227
Danone S.A.	2,980	164,315
Dassault Systemes SE	7,700	330,266
Edenred	1,747	89,674
Engie S.A.	23,380	289,265
EssilorLuxottica S.A.	1,642	257,437
Eurazeo SE	634	45,285
Euroapi S.A.(2)	255	4,302
Gaztransport & Technigaz S.A.	853	117,649
Gecina S.A.	1,055	108,170
Getlink SE	2,197	43,972
Hermes International	100	137,194
ICADE	610	30,541
Klepierre S.A.	4,222	93,813
Legrand S.A.	560	45,846
LVMH Moet Hennessy Louis Vuitton SE	650	451,330
Neoen S.A.(1)(3)	1,189	52,294
Nexity S.A.	947	23,272

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orange S.A.	18,131	$ 185,270
Pernod Ricard S.A.	786	154,405
Remy Cointreau S.A.	343	67,762
Rothschild & Co.	845	31,119
Rubis SCA	2,794	68,289
Sanofi	5,890	585,310
Schneider Electric SE	718	99,302
SCOR SE	1,880	33,083
SOITEC(2)	350	56,023
Technip Energies NV	3,214	37,958
Teleperformance	177	59,189
Thales S.A.	600	74,616
TotalEnergies SE	9,935	507,454
Ubisoft Entertainment S.A.(2)	1,529	65,096
Vinci S.A.	1,159	111,100
Vivendi SE	12,288	116,654
Wendel SE	356	32,766
		$ 6,128,966
Germany — 8.6%
7C Solarparken AG	14,668	$ 78,353
adidas AG	673	116,423
AIXTRON SE	2,120	54,808
Allianz SE	1,358	246,621
BASF SE	6,376	284,148
Bayer AG	3,000	174,991
Bayerische Motoren Werke AG	1,291	105,492
Bechtle AG	590	27,290
Beiersdorf AG	2,967	305,971
Brenntag SE	725	50,928
Cropenergies AG	2,253	33,203
Daimler Truck Holding AG(2)	1,045	28,555
Delivery Hero SE(2)(3)	1,222	58,957
Deutsche Bank AG	6,495	56,811
Deutsche Boerse AG	570	99,502
Deutsche Lufthansa AG(2)	5,121	31,524
Deutsche Post AG	2,370	94,657
Deutsche Telekom AG	26,429	502,124
Deutsche Wohnen SE	2,636	65,178
E.ON SE	47,530	427,252
Evonik Industries AG	3,498	74,611
Fresenius Medical Care AG & Co. KGaA	1,012	37,518
Gea Group AG	1,075	40,127
Hamborner REIT AG	13,027	114,617
HelloFresh SE(2)	2,469	68,242
Henkel AG & Co. KGaA, PFC Shares	1,138	72,699
Security	Shares	Value
Germany (continued)
K+S AG	1,581	$ 33,337
Merck KGaA	988	188,175
Muenchener Rueckversicherungs-Gesellschaft AG	660	149,626
Nemetschek SE	1,105	73,976
Puma SE	927	62,595
QIAGEN NV(2)	1,735	86,953
Rheinmetall AG	216	39,609
SAP SE	3,976	370,852
Siemens AG	2,649	295,480
Siemens Healthineers AG(3)	1,428	73,176
Software AG	1,640	44,307
Suedzucker AG	11,715	165,268
Symrise AG	1,413	164,877
Telefonica Deutschland Holding AG	31,010	82,444
Uniper SE	5,806	38,792
United Internet AG	2,526	66,538
Vitesco Technologies Group AG(2)	915	49,766
Volkswagen AG	307	60,807
Volkswagen AG, PFC Shares	790	111,698
Vonovia SE	12,776	425,694
Zalando SE(2)(3)	1,079	30,377
		$ 5,864,949
Hong Kong — 4.3%
AIA Group, Ltd.	30,600	$ 307,427
Bank of East Asia, Ltd. (The)	28,200	35,841
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,000	27,082
BOC Hong Kong Holdings, Ltd.	20,000	72,346
Budweiser Brewing Co. APAC, Ltd.(3)	60,800	168,351
Cafe de Coral Holdings, Ltd.	22,000	33,571
China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	88,500	18,038
China Traditional Chinese Medicine Holdings Co., Ltd.	134,000	56,886
Chow Tai Fook Jewellery Group, Ltd.	42,200	83,461
CK Asset Holdings, Ltd.	13,000	92,036
CK Hutchison Holdings, Ltd.	11,500	76,283
CLP Holdings, Ltd.	19,500	165,352
Fosun International, Ltd.	54,000	42,545
Galaxy Entertainment Group, Ltd.	27,000	160,625
Hang Seng Bank, Ltd.	2,400	38,713
Henderson Land Development Co., Ltd.	7,260	25,273
HK Electric Investments & HK Electric Investments, Ltd.	64,500	58,335
HKT Trust and HKT, Ltd.	121,000	169,535
Hong Kong & China Gas Co., Ltd.	111,906	118,188
Hysan Development Co., Ltd.	5,000	15,328
Jardine Matheson Holdings, Ltd.	2,200	116,195
Kerry Properties, Ltd.	10,000	24,051

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Link REIT	12,000	$ 100,492
MGM China Holdings, Ltd.(1)(2)	28,000	15,032
MTR Corp., Ltd.	17,000	90,024
New World Development Co., Ltd.	11,000	36,783
NWS Holdings, Ltd.	51,000	50,582
Pacific Basin Shipping, Ltd.	119,000	56,910
PCCW, Ltd.	58,000	31,042
Power Assets Holdings, Ltd.	17,500	114,586
Sands China, Ltd.(2)	34,800	81,625
Shangri-La Asia, Ltd.(2)	48,000	39,151
Sino Land Co., Ltd.	32,000	47,547
SJM Holdings, Ltd.(2)	94,000	38,351
Sun Hung Kai Properties, Ltd.	8,000	95,497
SUNeVision Holdings, Ltd.	110,000	71,942
Swire Properties, Ltd.	7,400	17,632
VSTECS Holdings, Ltd.	60,000	45,826
VTech Holdings, Ltd.	10,000	68,170
		$ 2,906,654
Ireland — 2.2%
Bank of Ireland Group PLC	45,892	$ 262,858
CRH PLC	6,065	232,739
DCC PLC	1,417	92,515
Flutter Entertainment PLC(2)	2,027	203,510
ICON PLC(2)	1,080	260,550
Irish Residential Properties REIT PLC	42,500	58,954
Kerry Group PLC, Class A	2,357	248,784
Kingspan Group PLC	2,396	155,089
		$ 1,514,999
Israel — 2.2%
Amot Investments, Ltd.	5,499	$ 37,700
Azrieli Group, Ltd.	884	70,859
Bank Hapoalim B.M.	4,902	45,687
Bank Leumi Le-Israel B.M.	4,425	43,027
Bezeq The Israeli Telecommunication Corp., Ltd.	95,648	163,763
Check Point Software Technologies, Ltd.(2)	385	47,971
Elbit Systems, Ltd.	297	68,528
Electra, Ltd.	118	70,718
Energix-Renewable Energies, Ltd.	13,304	53,924
Fiverr International, Ltd.(1)(2)	353	11,324
Fox Wizel, Ltd.	369	46,916
ICL Group, Ltd.	12,708	115,801
Kenon Holdings, Ltd.	1,599	69,218
Maytronics, Ltd.	4,367	57,545
Mizrahi Tefahot Bank, Ltd.	1,469	54,612
Security	Shares	Value
Israel (continued)
Nice, Ltd.(2)	490	$ 104,614
Oil Refineries, Ltd.	76,583	28,860
OPC Energy, Ltd.(2)	1,911	22,101
Paz Oil Co., Ltd.(2)	650	80,166
Reit 1, Ltd.	7,407	42,921
Shufersal, Ltd.	11,960	78,149
Strauss Group, Ltd.	1,358	36,084
Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	149,301
ZIM Integrated Shipping Services, Ltd.(1)	400	19,928
		$ 1,519,717
Italy — 4.4%
Assicurazioni Generali SpA	4,184	$ 62,549
Atlantia SpA	6,270	144,904
Banco BPM SpA	12,713	32,928
Brunello Cucinelli SpA	1,252	72,765
Cementir Holding NV	6,913	44,931
Davide Campari-Milano NV	18,866	209,448
De'Longhi SpA	1,200	22,823
DiaSorin SpA	977	135,844
Enel SpA	40,123	202,271
Eni SpA	20,895	251,170
Ferrari NV	1,054	223,830
FinecoBank Banca Fineco SpA	1,887	23,452
GVS SpA(1)(3)	4,062	39,468
Infrastrutture Wireless Italiane SpA(3)	25,801	271,126
Interpump Group SpA	778	33,250
Intesa Sanpaolo SpA	70,463	125,129
Italgas SpA	7,381	42,225
Italmobiliare SpA	1,360	37,892
Iveco Group NV(2)	3,449	21,117
MFE-MediaForEurope NV, Class B(1)(2)	9,790	6,300
Moncler SpA	627	31,431
Poste Italiane SpA(3)	5,564	46,739
Prysmian SpA	3,437	109,286
RAI Way SpA(3)	4,122	20,515
Recordati Industria Chimica e Farmaceutica SpA	4,029	178,683
Reply SpA	996	131,120
Saipem SpA (2)	540	449
Salvatore Ferragamo SpA	2,265	40,176
Saras SpA(2)	14,538	18,442
STMicroelectronics NV	7,572	286,586
Technogym SpA(3)	2,741	19,310
Terna - Rete Elettrica Nazionale	8,968	68,657
UnipolSai Assicurazioni SpA	10,716	24,264
		$ 2,979,080

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 13.4%
Advance Residence Investment Corp.(1)	13	$ 35,820
Air Water, Inc.	2,000	26,926
Ajinomoto Co., Inc.	3,600	94,737
ANA Holdings, Inc.(2)	1,100	20,536
Asahi Intecc Co., Ltd.	3,900	72,150
Asahi Kasei Corp.	8,100	64,981
Astellas Pharma, Inc.	6,200	97,101
Bandai Namco Holdings, Inc.	800	62,498
Bank of Kyoto, Ltd. (The)	500	21,273
Bridgestone Corp.	1,600	62,409
Canon, Inc.	1,500	35,487
Central Japan Railway Co.	200	23,419
Chiba Bank, Ltd. (The)(1)	7,000	38,828
Chubu Electric Power Co., Inc.	3,500	37,336
Chugai Pharmaceutical Co., Ltd.	2,700	75,851
Chugoku Electric Power Co., Inc. (The)(1)	3,800	24,830
Concordia Financial Group, Ltd.	10,800	36,742
CyberAgent, Inc.	3,200	31,931
Daiichi Sankyo Co., Ltd.	6,000	159,088
Daikin Industries, Ltd.	500	87,689
Daito Trust Construction Co., Ltd.	500	47,401
Daiwa House Industry Co., Ltd.	3,500	86,478
Daiwa House REIT Investment Corp.	23	55,356
Daiwa Securities Group, Inc.	7,000	32,314
Disco Corp.	200	48,866
ENEOS Holdings, Inc.	41,800	161,699
FANUC Corp.	200	34,492
Frontier Real Estate Investment Corp.	8	32,608
FUJIFILM Holdings Corp.	500	28,561
Fujitsu, Ltd.	300	40,219
GLP J-REIT(1)	41	53,921
Hirose Electric Co., Ltd.	315	45,255
Hitachi, Ltd.	1,300	65,816
Honda Motor Co., Ltd.	3,100	79,444
Hoya Corp.	1,300	130,249
Hulic Co., Ltd.	4,000	32,080
Idemitsu Kosan Co., Ltd.	3,700	96,218
Industrial & Infrastructure Fund Investment Corp.(1)	21	29,199
ITOCHU Corp.	1,500	43,664
Iwatani Corp.	1,800	75,450
Japan Exchange Group, Inc.	2,100	33,392
Japan Post Bank Co., Ltd.(1)	2,300	18,399
Japan Post Holdings Co., Ltd.	2,800	20,160
Japan Real Estate Investment Corp.	11	53,119
Japan Tobacco, Inc.	5,900	105,938
JSR Corp.	1,500	41,547
Security	Shares	Value
Japan (continued)
Kakaku.com, Inc.	1,900	$ 37,215
Kao Corp.	1,000	43,494
KDDI Corp.	6,400	205,199
Kenedix Office Investment Corp.	6	32,251
Keyence Corp.	400	158,537
Kintetsu Group Holdings Co., Ltd.	800	26,438
Kirin Holdings Co., Ltd.	3,800	62,504
Kobe Bussan Co., Ltd.	1,400	39,907
Komatsu, Ltd.	2,200	50,860
Kubota Corp.	2,500	41,508
Kuraray Co., Ltd.	4,800	38,635
Kyocera Corp.	900	50,030
Kyowa Kirin Co., Ltd.	2,700	63,653
Kyushu Electric Power Co., Inc.	3,600	23,532
Lion Corp.	5,400	62,172
Marubeni Corp.	7,000	65,116
Maruichi Steel Tube, Ltd.	1,200	26,561
MatsukiyoCocokara & Co.	900	33,980
Mitsubishi Chemical Group Corp.(1)	10,000	56,235
Mitsubishi Corp.	2,200	65,382
Mitsubishi Electric Corp.	2,600	27,441
Mitsubishi Estate Co., Ltd.	7,600	112,872
Mitsubishi Gas Chemical Co., Inc.	2,900	42,153
Mitsubishi UFJ Financial Group, Inc.(1)(5)	36,000	202,842
Mitsui & Co., Ltd.	1,400	30,887
Mitsui Chemicals, Inc.	1,300	27,383
Mitsui Fudosan Co., Ltd.	5,100	113,982
Mizuho Financial Group, Inc.	8,230	98,154
MS&AD Insurance Group Holdings, Inc.	1,800	58,376
Murata Manufacturing Co., Ltd.	1,500	87,616
NEC Corp.	1,500	55,372
Nexon Co., Ltd.	3,000	68,106
Nintendo Co., Ltd.	400	178,869
Nippon Accommodations Fund, Inc.(1)	8	41,803
Nippon Building Fund, Inc.	11	58,352
Nippon Gas Co., Ltd.	4,300	64,562
Nippon Paint Holdings Co., Ltd.	10,100	77,206
Nippon Prologis REIT, Inc.	23	59,812
Nippon Shokubai Co., Ltd.	600	23,485
Nippon Telegraph & Telephone Corp.	5,000	142,827
Nissan Motor Co., Ltd.	10,300	39,169
Nisshin Seifun Group, Inc.	4,900	60,316
Nissin Foods Holdings Co., Ltd.	700	50,698
Nitto Denko Corp.	700	45,077
NOF Corp.	800	31,654
Nomura Holdings, Inc.	10,500	40,063

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Research Institute, Ltd.	2,000	$ 60,089
NTT Data Corp.	4,400	66,594
Obic Co., Ltd.	300	47,961
Oji Holdings Corp.	5,000	20,846
Omron Corp.	800	44,742
Ono Pharmaceutical Co., Ltd.	2,500	70,297
Oriental Land Co., Ltd.	500	75,914
Osaka Gas Co., Ltd.	5,500	98,880
Otsuka Holdings Co., Ltd.	2,400	85,735
Pan Pacific International Holdings Corp.	2,000	31,141
PeptiDream, Inc.(2)	1,400	17,531
Resona Holdings, Inc.	12,400	48,189
Rinnai Corp.	600	45,617
ROHM Co., Ltd.	200	14,842
Rohto Pharmaceutical Co., Ltd.	1,800	53,953
SECOM Co., Ltd.	600	40,074
Sekisui House, Ltd.(1)	2,000	35,423
Seven & i Holdings Co., Ltd.(1)	1,800	73,368
Shikoku Electric Power Co., Inc.	2,600	15,360
Shimadzu Corp.	1,200	42,695
Shimano, Inc.	300	50,114
Shin-Etsu Chemical Co., Ltd.	1,600	204,951
Shizuoka Bank, Ltd. (The)	5,800	35,098
Showa Denko K.K.	1,600	26,833
SMC Corp.	100	49,284
SoftBank Corp.	11,800	136,435
Sony Group Corp.	1,600	135,725
Square Enix Holdings Co., Ltd.	700	32,480
Subaru Corp.	2,400	41,762
Sumitomo Chemical Co., Ltd.	10,900	42,836
Sumitomo Corp.	1,600	22,496
Sumitomo Mitsui Financial Group, Inc.	3,800	119,214
Sumitomo Mitsui Trust Holdings, Inc.	1,500	49,274
Sumitomo Realty & Development Co., Ltd.	2,600	71,794
Suntory Beverage & Food, Ltd.	900	35,512
Sysmex Corp.	500	35,006
Takeda Pharmaceutical Co., Ltd.	5,000	146,701
TDK Corp.	1,000	31,495
TEIJIN, Ltd.	3,300	34,967
Toho Co., Ltd.	500	19,855
Tohoku Electric Power Co., Inc.	12,500	69,207
Tokio Marine Holdings, Inc.	2,000	117,080
Tokyo Gas Co., Ltd.	5,200	102,133
Tokyu Corp.	2,000	24,523
Toppan, Inc.	2,000	34,031
Toshiba Corp.	1,800	73,022
Security	Shares	Value
Japan (continued)
Tosoh Corp.	2,200	$ 28,677
Toyo Suisan Kaisha, Ltd.	1,000	42,488
Toyota Industries Corp.	400	24,356
Toyota Motor Corp.	16,000	259,696
Trend Micro, Inc.	600	34,869
Unicharm Corp.	2,200	79,689
Yakult Honsha Co., Ltd.	1,400	85,259
Yamato Holdings Co., Ltd.	2,000	34,998
Yamato Kogyo Co., Ltd.(1)	1,000	34,196
Yamazaki Baking Co., Ltd.	3,800	45,879
Z Holdings Corp.	11,200	39,583
		$ 9,064,532
Netherlands — 4.5%
ABN AMRO Bank NV(3)	2,263	$ 23,078
Aegon NV(1)	12,248	53,796
ASML Holding NV	768	441,414
ASR Nederland NV	1,620	67,712
Boskalis Westminster NV	954	31,303
Corbion NV	2,072	72,210
Euronext NV(3)	576	46,932
Flow Traders NV(3)	619	13,452
IMCD NV(1)	840	134,525
ING Groep NV	3,977	38,632
JDE Peet's NV(1)	1,640	47,564
Just Eat Takeaway.com NV(1)(2)(3)	2,956	54,181
Koninklijke Ahold Delhaize NV	9,251	254,761
Koninklijke DSM NV	1,609	257,680
Koninklijke KPN NV(1)	80,454	265,417
Koninklijke Philips NV	12,347	255,537
Koninklijke Vopak NV	771	17,894
NN Group NV	1,992	93,469
NSI NV	1,000	32,446
Prosus NV	5,634	367,534
SBM Offshore NV	4,496	62,749
Signify NV(3)	1,727	56,090
Universal Music Group NV(1)	7,168	162,258
Wolters Kluwer NV	2,003	217,530
		$ 3,068,164
New Zealand — 1.2%
a2 Milk Co., Ltd. (The)(1)(2)	35,143	$ 110,426
Auckland International Airport, Ltd.(2)	12,240	57,475
Contact Energy, Ltd.	9,580	46,215
Fisher & Paykel Healthcare Corp., Ltd.	5,931	79,313
Fletcher Building, Ltd.	7,381	24,014

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Goodman Property Trust	27,739	$ 38,098
Heartland Group Holdings, Ltd.(1)	19,544	25,576
KMD Brands, Ltd.	27,332	18,795
Mercury NZ, Ltd.	13,643	52,183
Pacific Edge, Ltd.(2)	33,981	16,748
Precinct Properties New Zealand, Ltd.	39,851	35,667
Pushpay Holdings, Ltd.(2)	16,676	13,591
SKYCITY Entertainment Group, Ltd.	40,446	70,648
Spark New Zealand, Ltd.	29,667	95,397
Vulcan Steel, Ltd.	3,600	22,095
Xero, Ltd.(2)	1,231	81,097
		$ 787,338
Norway — 2.6%
Aker BP ASA(1)	4,481	$ 154,783
ArcticZymes Technologies ASA(2)	4,268	36,768
Atea ASA	6,274	76,607
Autostore Holdings, Ltd.(1)(2)(3)	13,450	25,044
Borregaard ASA	2,485	44,608
DNB Bank ASA	6,189	122,083
Elmera Group ASA(3)	4,604	10,113
Entra ASA(3)	6,540	92,099
Equinor ASA	6,138	236,337
Europris ASA(3)	9,810	58,005
Gjensidige Forsikring ASA	1,701	35,578
Kongsberg Gruppen ASA	1,873	69,018
Mowi ASA	4,027	92,923
Nordic Nanovector ASA(2)	9,318	1,790
Nordic Semiconductor ASA(2)	4,420	77,675
Norsk Hydro ASA	6,598	44,703
Opera, Ltd. ADR(2)	6,200	31,744
Orkla ASA	8,207	70,845
Scatec ASA(3)	3,300	39,405
Schibsted ASA, Class B	2,498	44,936
SFL Corp, Ltd.	2,400	23,928
SpareBank 1 SMN	2,095	26,862
Telenor ASA	10,353	125,728
TOMRA Systems ASA	2,450	57,354
Veidekke ASA	3,671	37,956
Yara International ASA	2,459	104,796
		$ 1,741,688
Portugal — 1.1%
Banco Comercial Portugues S.A.	634,436	$ 94,143
Corticeira Amorim SGPS S.A.	4,721	50,237
CTT-Correios de Portugal S.A.	12,855	43,963
Security	Shares	Value
Portugal (continued)
EDP-Energias de Portugal S.A.	19,728	$ 99,802
Galp Energia SGPS S.A., Class B	13,564	143,176
Jeronimo Martins SGPS S.A.	5,858	135,595
Navigator Co. S.A. (The)	16,287	67,215
NOS SGPS S.A.(1)	17,214	65,025
REN - Redes Energeticas Nacionais SGPS S.A.	11,590	32,767
		$ 731,923
Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$ 50,583
CapitaLand Investment, Ltd.	11,500	32,721
ComfortDelGro Corp., Ltd.	36,500	37,553
Flex, Ltd.(2)	9,257	155,518
Genting Singapore, Ltd.	108,600	63,427
Keppel Corp., Ltd.	17,800	88,932
Keppel Infrastructure Trust	106,657	45,272
Mapletree Commercial Trust	18,500	25,483
Mapletree Industrial Trust	18,060	35,474
Mapletree Logistics Trust	30,900	39,437
Olam Group, Ltd.	33,100	38,984
Oversea-Chinese Banking Corp., Ltd.	14,700	124,578
Raffles Medical Group, Ltd.	38,400	31,986
Sea, Ltd. ADR(2)	965	73,649
Sembcorp Industries, Ltd.	21,400	45,152
Singapore Airlines, Ltd.(1)(2)	14,800	58,551
Singapore Exchange, Ltd.	7,000	50,180
Singapore Post, Ltd.	26,100	12,020
Singapore Technologies Engineering, Ltd.	19,500	56,857
Singapore Telecommunications, Ltd.	42,000	79,425
Suntec Real Estate Investment Trust	27,000	31,536
United Overseas Bank, Ltd.	4,500	89,781
UOL Group, Ltd.	4,600	24,853
Venture Corp., Ltd.	5,000	63,701
Wilmar International, Ltd.	58,400	170,172
		$ 1,525,825
Spain — 4.3%
Acerinox S.A.	6,807	$ 66,411
Aena SME S.A.(2)(3)	1,064	134,585
Almirall S.A.	2,741	26,464
Amadeus IT Group S.A.(2)	5,033	293,475
Banco Santander S.A.	70,803	177,140
Bankinter S.A.	12,265	60,387
CaixaBank S.A.	33,334	100,093
Cellnex Telecom S.A.(3)	4,799	214,655
Cia de Distribucion Integral Logista Holdings S.A.	2,665	54,934

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Ebro Foods S.A.(1)	2,380	$ 39,606
Ercros S.A.	8,525	31,977
Fluidra S.A.(1)	2,164	40,450
Grifols S.A.(1)	8,672	126,539
Iberdrola S.A.	28,131	300,396
Iberdrola S.A.	782	8,330
Indra Sistemas S.A.	3,340	30,553
Industria de Diseno Textil S.A.	10,976	266,574
Laboratorios Farmaceuticos Rovi S.A.	1,773	92,832
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	5,974	6,630
Merlin Properties Socimi S.A.	18,476	198,170
Metrovacesa S.A.(1)(3)	2,645	18,404
Red Electrica Corp. S.A.	2,456	48,286
Repsol S.A.	32,787	408,469
Siemens Gamesa Renewable Energy S.A.(2)	3,287	60,478
Telefonica S.A.(1)	15,221	67,942
Viscofan S.A.	825	48,047
		$ 2,921,827
Sweden — 4.4%
Alfa Laval AB	2,000	$ 59,804
Arjo AB, Class B	8,801	48,346
Assa Abloy AB, Class B	2,883	68,114
Atlas Copco AB, Class A	6,514	76,145
Axfood AB	2,975	94,452
BillerudKorsnas AB	2,548	32,866
BioGaia AB, Class B	4,605	43,416
Boliden AB	2,274	75,995
Castellum AB(1)	6,400	102,605
Electrolux AB, Class B(1)	3,051	44,007
Elekta AB, Class B	5,121	36,986
Embracer Group AB(1)(2)	9,503	72,418
Epiroc AB, Class A	2,897	51,224
Essity AB, Class B	8,378	213,263
Evolution AB(3)	1,309	127,013
Fabege AB	7,085	72,726
Fingerprint Cards AB, Class B(1)(2)	29,632	26,258
Getinge AB, Class B	4,555	102,788
HMS Networks AB	1,113	53,056
Holmen AB, Class B	2,532	104,045
Husqvarna AB, Class B	3,790	30,205
Industrivarden AB, Class A	1,060	27,658
Investor AB, Class A	2,160	44,410
Investor AB, Class B	5,782	107,902
JM AB	2,031	37,690
Security	Shares	Value
Sweden (continued)
MIPS AB	1,251	$ 66,928
Mycronic AB	2,681	39,432
Oatly Group AB ADR(1)(2)	7,600	28,272
Orron Energy AB(1)	4,713	5,818
Sagax AB, Class B	3,417	88,063
Securitas AB, Class B(1)	1,900	19,213
Skanska AB, Class B	1,238	21,120
Spotify Technology S.A.(2)	1,272	143,761
Svenska Cellulosa AB SCA, Class B	9,048	132,278
Svenska Handelsbanken AB, Class A	7,120	64,022
Swedbank AB, Class A	5,109	70,760
Swedish Orphan Biovitrum AB(2)	2,203	48,380
Tele2 AB, Class B(1)	4,040	46,152
Telefonaktiebolaget LM Ericsson, Class B	25,375	193,008
Telia Co. AB	19,206	70,954
Thule Group AB(1)(3)	1,277	37,074
Vitrolife AB	1,099	35,855
Volvo Car AB , Class B(1)(2)	5,056	37,646
Wallenstam AB, Class B	7,080	36,089
Wihlborgs Fastigheter AB	3,468	29,572
		$ 2,967,789
Switzerland — 9.3%
Allreal Holding AG	346	$ 57,245
ALSO Holding AG	245	45,425
Baloise Holding AG	396	63,094
Banque Cantonale Vaudoise(1)	570	53,073
Belimo Holding AG	140	57,472
BKW AG	330	37,543
Bucher Industries AG	149	57,207
Cembra Money Bank AG	670	48,705
Cie Financiere Richemont S.A.	5,971	719,968
DKSH Holding AG	773	63,539
EMS-Chemie Holding AG(1)	104	82,585
Flughafen Zurich AG(2)	295	49,057
Forbo Holding AG	26	34,915
Geberit AG	263	138,516
Givaudan S.A.	88	307,609
Helvetia Holding AG	425	48,590
Inficon Holding AG	86	71,772
Intershop Holding AG	78	52,445
Kuehne & Nagel International AG	464	124,965
Landis+Gyr Group AG	1,111	73,331
LEM Holding S.A.	13	25,828
Logitech International S.A.(1)	2,732	153,708
Mobilezone Holding AG	4,644	82,885

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Nestle S.A.	7,372	$ 903,271
Novartis AG	4,292	368,810
Roche Holding AG PC	1,212	402,389
Roche Holding AG, Bearer Shares	218	88,871
Schindler Holding AG	320	60,764
Schindler Holding AG PC	353	68,997
Schweiter Technologies AG	45	51,052
SGS S.A.	53	129,345
SIG Group AG	5,783	150,869
Sika AG	1,495	369,396
Stadler Rail AG(1)	1,511	48,936
Swatch Group AG (The), Bearer Shares	279	74,275
Swiss Life Holding AG	264	139,850
Swiss Prime Site AG	1,669	151,985
Swiss Re AG	262	19,660
Swisscom AG	418	225,986
UBS Group AG	10,259	167,635
Valora Holding AG	245	66,969
Zehnder Group AG	691	44,617
Zurich Insurance Group AG	683	298,149
		$ 6,281,303
United Kingdom — 8.9%
3i Group PLC	3,933	$ 61,110
Admiral Group PLC	1,052	24,587
Antofagasta PLC	4,694	66,789
Assura PLC	34,782	29,149
AstraZeneca PLC	4,331	569,705
Auto Trader Group PLC(3)	12,550	96,754
Avast PLC(3)	12,144	68,843
Aviva PLC	9,030	43,731
BAE Systems PLC	8,600	80,829
Bellway PLC	608	18,169
Berkeley Group Holdings PLC	509	26,378
Big Yellow Group PLC	2,400	41,632
BP PLC	23,461	114,824
British American Tobacco PLC	3,774	147,879
BT Group PLC	34,771	68,649
Bunzl PLC	1,400	52,543
Burberry Group PLC	3,492	76,767
Capricorn Energy PLC(2)	43,432	116,460
Compass Group PLC	7,473	175,140
Croda International PLC	729	66,667
Derwent London PLC	1,020	35,610
Direct Line Insurance Group PLC	9,041	22,689
Diversified Energy Co. PLC	103,611	156,077
Security	Shares	Value
United Kingdom (continued)
DS Smith PLC	10,893	$ 38,829
Experian PLC	2,304	80,668
Ferguson PLC	689	86,675
Fresnillo PLC	1,893	17,017
Grainger PLC	11,835	42,774
Great Portland Estates PLC	4,065	30,770
Halma PLC	5,460	153,769
Hikma Pharmaceuticals PLC	1,344	28,408
Howden Joinery Group PLC	5,263	43,444
HSBC Holdings PLC	21,374	133,886
InterContinental Hotels Group PLC	751	44,516
Intertek Group PLC	543	29,021
Lloyds Banking Group PLC	135,333	74,928
London Stock Exchange Group PLC	726	70,852
LondonMetric Property PLC	11,374	34,757
Marks & Spencer Group PLC(2)	30,532	52,933
Mondi PLC	3,379	64,124
Moneysupermarket.com Group PLC	7,023	17,483
National Grid PLC	18,771	258,469
NCC Group PLC	21,199	57,905
Next PLC	582	48,453
Pearson PLC	5,346	49,479
Pennon Group PLC	2,714	33,221
Persimmon PLC	2,761	63,686
Phoenix Group Holdings PLC	5,262	41,457
Primary Health Properties PLC	23,037	41,447
QinetiQ Group PLC	8,311	38,707
Reckitt Benckiser Group PLC	1,454	117,941
RELX PLC	3,168	93,803
Rentokil Initial PLC	5,526	36,488
Rightmove PLC	13,046	101,991
Rio Tinto PLC	3,415	206,162
Safestore Holdings PLC	3,803	52,955
Sage Group PLC (The)	15,349	132,279
Segro PLC	8,635	115,519
Severn Trent PLC	3,397	122,128
Shell PLC	13,561	361,757
Sirius Real Estate, Ltd.	24,045	27,988
Spectris PLC	815	30,999
Spirax-Sarco Engineering PLC	358	52,235
Standard Chartered PLC	5,917	40,784
Taylor Wimpey PLC	39,034	60,756
Tesco PLC	31,547	101,176
Tritax Big Box REIT PLC	37,589	90,436
Unilever PLC	2,896	141,044

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
United Utilities Group PLC	9,445	$ 125,491
Vodafone Group PLC	116,824	172,159
		$ 6,022,750
Total Common Stocks (identified cost $63,664,180)		$67,643,547

Rights — 0.0%(6)
Security	Shares	Value
Australia — 0.0%(6)
Australia and New Zealand Banking Group, Ltd., Exp. 8/15/22(2)	145	$ 404
Total Rights (identified cost $0)		$ 404

Short-Term Investments — 2.7%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(7)	198,890	$ 198,890
Total Affiliated Fund (identified cost $198,890)		$ 198,890

Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(8)	1,611,975	$ 1,611,975
Total Securities Lending Collateral (identified cost $1,611,975)		$ 1,611,975
Total Short-Term Investments (identified cost $1,810,865)		$ 1,810,865
Total Investments — 102.4% (identified cost $65,475,045)		$69,454,816
Other Assets, Less Liabilities — (2.4)%		$(1,607,888)
Net Assets — 100.0%		$67,846,928
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2022. The aggregate market value of securities on loan at July 31, 2022 was $3,798,251 and the total market value of the collateral received by the Portfolio was $3,801,022, comprised of cash of $1,611,975 and U.S. government and/or agencies securities of $2,189,047.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $2,255,508 or 3.3% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	10.9%	$7,434,945
Consumer Discretionary	10.9	7,380,059
Financials	10.8	7,304,513
Consumer Staples	9.8	6,656,215
Health Care	9.7	6,593,849
Information Technology	9.2	6,216,067
Materials	9.0	6,084,846
Communication Services	8.5	5,791,228
Real Estate	7.6	5,163,400
Utilities	6.8	4,616,462
Energy	6.5	4,402,367
Short-Term Investments	2.7	1,810,865
Total Investments	102.4%	$69,454,816
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at July 31, 2022.
Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $401,732, which represents 0.6% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$176,569	$51,305	$(30,651)	$(2,323)	$7,942	$202,842	$2,700	36,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	221,857	3,408,354	(3,630,206)	(5)	—	—	72	—
Liquidity Fund, Institutional Class(1)	—	3,784,512	(3,585,622)	—	—	198,890	683	198,890
Total				$(2,328)	$7,942	$401,732	$3,455
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 647,994	$19,947,902	$18,038	$20,613,934
Developed Europe	528,646	44,981,250	—	45,509,896
Developed Middle East	228,524	1,291,193	—	1,519,717
Total Common Stocks	$1,405,164	$66,220,345**	$18,038	$67,643,547
Rights	$ 404	$ —	$ —	$ 404
Short-Term Investments:
Affiliated Fund	198,890	—	—	198,890
Securities Lending Collateral	1,611,975	—	—	1,611,975
Total Investments	$3,216,433	$66,220,345	$18,038	$69,454,816
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed International Equity Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.